BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 54,009	$ 80,905
GST receivables	19,191	9,330
Royalty receivables	22,047	39,578
Prepaid expenses	7,064	10,697
Total current assets	102,311	140,510
Reclamation deposits	103,227	95,968
Total assets	205,538	236,478
Current liabilities
Accounts payable and accrued liabilities	43,007	34,264
Accounts payable and accrued liabilities - related party	0	15,956
Notes payable, net of debt discount	9,331	8,584
Derivative liabilities	15,526	14,690
Total current liabilities	67,864	73,494
Deferred revenue - royalty agreement (Note 9)	300,000	300,000
Asset retirement obligation	73,711	71,975
Total long-term liabilities	373,711	371,975
Total liabilities	441,575	445,469
Commitments and Contingencies
Stockholders' equity (deficit)
Preferred stock: no par value, unlimited shares authorized and none issued	0	0
Common stock: no par value, unlimited shares authorized; 20,085,119 shares issued and outstanding at December 31, 2023 and 2022, respectively	0	0
Additional paid-in capital	23,404,083	23,404,083
Common shares to be issued	5,000	5,000
Accumulated deficit	(23,241,149)	(23,214,872)
Accumulated other comprehensive income	(403,971)	(403,202)
Total stockholders' equity (deficit)	(236,037)	(208,991)
Total liabilities and stockholders' equity (deficit)	$ 205,538	$ 236,478